Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum lease payments under noncancellable operating leases
2014	$ 277,599
2015	242,261
2016	199,568
2017	152,446
2018	104,186
Later years	244,072
Total minimum lease payments	$ 1,220,132